Document And Entity Information	Apr. 30, 2024
Document Information [Line Items]
Entity, Registrant Name	CORNING INC /NY
Document, Type	8-K
Document, Period End Date	Apr. 30, 2024
Entity, Incorporation, State or Country Code	NY
Entity, File Number	1-3247
Entity, Tax Identification Number	16-0393470
Entity, Address, Address Line One	One Riverfront Plaza
Entity, Address, City or Town	Corning
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14831
City Area Code	607
Local Phone Number	974-9000
Entity, Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity, Central Index Key	0000024741
CommonStock050ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	GLW
Security Exchange Name	NYSE
NotesDue20263875 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	3.875% Notes due 2026
Trading Symbol	GLW26
Security Exchange Name	NYSE
NotesDue20314125 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2031
Trading Symbol	GLW31
Security Exchange Name	NYSE